Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000247935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Short Duration Income ETF
Without Sales Load [Member] | C000247935
Average Annual Return [Line Items]
Average Annual Return, Percent	8.52%	1.59%	2.56%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.43%
Alliance Bernstein Index: Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit Index
Average Annual Return, Percent	6.92%	1.26%	2.02%